Significant Accounting Policies (Details) - Schedule of financial assets/liabilities	6 Months Ended
Jun. 30, 2022
Schedule of financial assets/liabilities [Abstract]
Cash	FVTPL
Receivables	Amortized cost
Restricted deposit	Amortized cost
Deposit	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost